UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22107

SEI Structured Credit Fund, LP

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Brian Vrabel

c/o SEI Investments Management Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 676-3842

Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

Item 1.	Schedule of Investments

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2018

Description	Par Value	Fair Value

ASSET-BACKED SECURITIES (A) — 102.3%

CANADA — 3.1%
Callidus ABL CLO, Ser 2016-1A, Cl A 3.990%, 12/07/21 (B)	$39,315,872	$38,922,714
Callidus ABL CLO, Ser 2016-1A, Cl B 5.430%, 12/07/21 (B)	11,500,000	11,327,500
Callidus ABL CLO, Ser 2016-1A, Cl C 6.790%, 12/07/21 (B)	7,000,000	6,790,000
Callidus ABL CLO, Ser 2016-1A, Cl D 9.290%, 12/07/21 (B)	5,250,000	5,040,000

		62,080,214

CAYMAN ISLANDS — 63.5%
Arch Street CLO, Ser 2016-2A, Cl E 9.298%, VAR ICE LIBOR USD 3 Month+6.950% 10/20/28 (B)	17,000,000	16,877,600
B&M CLO, Ser 2014-1A, Cl E 8.089%, VAR ICE LIBOR USD 3 Month+5.750% 04/16/26 (B)	5,250,000	4,751,250
Battalion CLO, Ser 2013-4A, Cl SUB 10/22/25 (B)(C)	31,800,000	318,000
Battalion CLO IX, Ser 2018-9A, Cl ER 8.686%, VAR ICE LIBOR USD 3 Month+6.250% 07/15/31 (B)	17,000,000	16,617,840
Battalion CLO VII, Ser 2014-7A, Cl SUB 07/17/28 (B)(C)	12,746,000	7,010,300
Battalion CLO VII, Ser 2018-7A, Cl ERR 11.029%, VAR ICE LIBOR USD 3 Month+8.580% 07/17/28 (B)	4,000,000	3,986,400
Battalion CLO VIII, Ser 2015-8A, Cl SUB 04/18/30 (B)(C)	23,307,000	15,965,295
Battalion CLO XI, Ser 2017-11A, Cl E 8.467%, VAR ICE LIBOR USD 3 Month+5.980% 10/24/29 (B)	2,700,000	2,679,750
Battalion CLO XI, Ser 2017-11A, Cl SUB 10/24/29 (B)(C)	38,324,300	32,050,612
Battalion CLO XII, Ser 2018-12A, Cl SUB 05/17/31 (B)(C)	46,533,517	40,977,415
Battalion CLO XIV (C)	41,666,667	41,666,667
Benefit Street Partners CLO (C)	30,840,000	28,311,120
Benefit Street Partners CLO, Ser 2015-VII, Cl SUB 07/18/27 (C)	36,750,000	29,278,725
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB 07/20/29 (B)(C)	21,904,000	10,842,480
Benefit Street Partners CLO IV 07/20/26 (B)(C)	21,676,000	11,596,660
Benefit Street Partners CLO IX 07/20/25 (B)(C)	22,625,000	19,910,000
Benefit Street Partners CLO V 10/20/26 (B)(C)	19,200,000	1,872,000
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB 10/18/29 (B)(C)	36,203,000	28,238,340
Benefit Street Partners CLO VIII (B)(C)	36,680,000	31,911,600
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB 10/15/30 (B)(C)	40,364,000	36,327,600
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB 04/20/31 (B)(C)	37,334,000	33,219,793
Brigade Debt Funding I, Ser 2018-1A (C)	55,000,000	57,585,000
Brigade Debt Funding II (C)	10,607,522	10,596,914
Brigade Debt Funding II, Ser 2018-2A, Cl D 5.500%, 10/25/35 (B)	3,386,692	3,000,609
Brigade Debt Funding II, Ser 2018-2A, Cl SUB 10/25/35 (B)(C)	20,000,000	19,980,000

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2018

Description	Par Value	Fair Value

Cathedral Lake CLO, Ser 2013-1A, Cl CR 5.936%, VAR ICE LIBOR USD 3 Month+3.500% 10/15/29 (B)	$5,000,000	$5,006,250
Cathedral Lake CLO, Ser 2013-1A, Cl DR 9.589%, VAR ICE LIBOR USD 3 Month+7.250% 10/15/29 (B)	11,700,000	11,787,750
Cathedral Lake CLO, Ser 2013-1A, Cl SUB 10/15/29 (B)(C)	18,200,000	8,008,000
Cathedral Lake V, Ser 2018-5A, Cl E 8.541%, VAR ICE LIBOR USD 3 Month+6.100% 10/21/30 (B)	9,000,000	8,910,000
Cathedral Lake V, Ser 2018-5A, Cl SUB 10/21/30 (B)(C)	30,838,000	27,094,267
Elevation CLO, Ser 2014-2A, Cl ER 8.786%, VAR ICE LIBOR USD 3 Month+6.350% 10/15/29 (B)	7,500,000	7,592,985
Elevation CLO, Ser 2014-2A, Cl FR 11.076%, VAR ICE LIBOR USD 3 Month+8.640% 10/15/29 (B)	8,550,000	8,657,183
Elevation CLO, Ser 2014-2A, Cl SUB 10/15/29 (B)(C)	14,400,000	7,272,000
Elevation CLO, Ser 2017-8A, Cl F 10.195%, 10/25/30	6,650,000	6,470,950
Evans Grove CLO, Ser 2018-1A, Cl E 8.811%, VAR ICE LIBOR USD 3 Month+6.500% 05/28/28 (B)	9,000,000	8,887,500
Figueroa CLO, Ser 2018-2A, Cl DRR 7.938%, VAR ICE LIBOR USD 3 Month+5.600% 06/20/27 (B)	10,000,000	9,950,000
Freidbergmilstein Private Capital Fund 01/15/19 (B)(C)	1,000,000	—
Garrison Funding, Ser 2018-2RA, Cl A1TR 4.103%, VAR ICE LIBOR USD 3 Month+1.580% 11/20/29 (B)	13,949,000	13,949,000
Garrison Funding, Ser 2018-2RA, Cl A2R 4.973%, VAR ICE LIBOR USD 3 Month+2.450% 11/20/29 (B)	5,525,000	5,525,000
Great Lakes CLO, Ser 2014-1A, Cl ER 9.839%, 10/15/29	10,378,000	10,377,274
Great Lakes CLO, Ser 2014-1A, Cl FR 12.339%, 10/15/29	6,063,000	5,984,787
Great Lakes CLO, Ser 2014-1A, Cl SUB 10/15/29 (B)(C)	16,940,000	14,907,200
Great Lakes CLO, Ser 2015-1A, Cl ER 9.699%, 01/16/30	17,689,000	17,309,571
Great Lakes CLO, Ser 2015-1A, Cl FR 12.339%, 01/16/30	6,517,000	6,131,976
Great Lakes CLO, Ser 2015-1A, Cl SUB 01/16/30 (B)(C)	24,580,042	19,786,934
Ivy Hill Middle Market Credit Fund, Ser 2013-7A, Cl SUB 10/20/29 (B)(C)	19,066,500	15,348,533
Ivy Hill Middle Market Credit Fund VII, Ser 2017-7A, Cl ER 10.199%, VAR ICE LIBOR USD 3 Month+7.730% 10/20/29 (B)	9,000,000	9,019,620
Ivy Hill Middle Market Credit Fund X, Ser 2018-10A, Cl DR 9.725%, VAR ICE LIBOR USD 3 Month+7.280% 07/18/30 (B)	21,000,000	20,583,570
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A 9.290%, 04/18/30	15,555,000	14,932,800
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB 04/18/30 (B)(C)	11,667,000	11,667,000
Lockwood Grove CLO, Ser 2014-1A, Cl ERR 8.185%, 01/25/30	17,100,000	16,116,750
Lockwood Grove CLO, Ser 2014-1A, Cl SUB 01/25/30 (B)(C)	25,988,000	19,880,820
MCF CLO VIII, Ser 2018-1A, Cl SUB 07/18/30 (B)(C)	27,710,000	27,806,985
Monarch Grove CLO, Ser 2018-1A, Cl D 5.140%, VAR ICE LIBOR USD 3 Month+2.650% 01/25/28 (B)	6,450,000	6,175,875
Monroe Capital MML CLO, Ser 2018-1A, Cl ER 9.719%, VAR ICE LIBOR USD 3 Month+7.250% 07/22/28 (B)	15,000,000	15,007,500
Mountain View CLO, Ser 2013-1A, Cl DR 6.575%, VAR ICE LIBOR USD 3 Month+4.150% 10/12/30 (B)	2,000,000	1,980,000
Mountain View CLO, Ser 2013-1A, Cl ER 10.125%, VAR ICE LIBOR USD 3 Month+7.700% 10/12/30 (B)	10,000,000	10,025,000

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2018

Description	Par Value	Fair Value

Neuberger Berman CLO, Ser 2017-24A, Cl INC 04/19/30 (B)(C)	$15,000,000	$12,147,000
Neuberger Berman CLO XV, Ser 2013-15A, Cl FR 10.916%, VAR ICE LIBOR USD 3 Month+8.480% 10/15/29 (B)	4,200,000	4,200,840
Neuberger Berman CLO XV, Ser 2013-15A, Cl SUB 10/15/29 (B)(C)	19,868,600	9,238,899
Neuberger Berman CLO XVI, Ser 2017-16SA, Cl SUB 01/15/28 (B)(C)	17,822,117	17,287,453
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB 10/17/27 (B)(C)	26,625,000	18,371,250
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUBF 0.100%, 10/17/27 (B)	818,231	580,944
Neuberger Berman Loan Advisers CLO, Ser 2017-25A, Cl INC 10/18/29 (B)(C)	16,000,000	12,480,000
Neuberger Berman Loan Advisers CLO, Ser 2017-26A, Cl INC 10/18/30 (B)(C)	13,600,000	11,013,280
Neuberger Berman Loan Advisers CLO, Ser 2018-27A, Cl INC 01/15/30 (B)(C)	12,000,000	9,720,000
Neuberger Berman Loan Advisers CLO, Ser 2018-27A, Cl SUBN 0.072%, 01/15/30 (B)(C)	295,867	207,107
Neuberger Berman Loan Advisers CLO, Ser 2018-29A, Cl 1ISR 10/19/31 (B)(C)	92,000	92,000
Neuberger Berman Loan Advisers CLO, Ser 2018-29A, Cl 2ISR 10/19/31 (B)(C)	331,457	331,457
Neuberger Berman Loan Advisers CLO, Ser 2018-29A, Cl INC 10/19/31 (B)(C)	18,000,000	14,510,880
Neuberger Berman Loan Advisers CLO, Ser 2018-29A, Cl SPRI 10/19/31 (B)(C)	800,000	800,000
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB 04/20/30 (B)(C)	50,029,000	38,917,559
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl CN 6.049%, VAR ICE LIBOR USD 3 Month+3.580% 04/20/30 (B)	4,300,000	4,209,184
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN 9.849%, VAR ICE LIBOR USD 3 Month+7.380% 04/20/30 (B)	12,600,000	12,234,852
OCP CLO, Ser 2017-13A, Cl SUB 07/15/30 (B)(C)	11,500,000	10,097,000
OCP CLO, Ser 2017-14A, Cl SUB 11/20/30 (B)(C)	16,333,000	12,903,070
OCP CLO, Ser 2017-6A, Cl ER 10.509%, VAR ICE LIBOR USD 3 Month+8.060% 10/17/30 (B)	10,800,000	10,478,160
Shackleton CLO, Ser 2018-6RA (C)	19,200,000	15,960,960
Shackleton CLO, Ser 2018-6RA, Cl F 10.706%, VAR ICE LIBOR USD 3 Month+8.370% 07/17/28 (B)	4,510,000	4,446,860
TCW CLO, Ser 2017-1A, Cl SUB 07/29/29 (B)(C)	26,999,000	22,409,170
TCW CLO, Ser 2018-1A, Cl E 8.405%, VAR ICE LIBOR USD 3 Month+6.050% 04/25/31 (B)	10,000,000	9,725,300
TCW CLO, Ser 2018-1A, Cl SUB 04/25/31 (B)(C)	29,703,000	26,358,442
Telos CLO, Ser 2018-5A, Cl DR 5.749%, VAR ICE LIBOR USD 3 Month+3.300% 04/17/28 (B)	18,758,000	18,570,420
Telos CLO, Ser 2018-5A, Cl ER 9.009%, VAR ICE LIBOR USD 3 Month+6.560% 04/17/28 (B)	24,500,000	23,826,250
Trinitas CLO III, Ser 2018-3A, Cl DR 5.236%, VAR ICE LIBOR USD 3 Month+2.800% 07/15/27 (B)	6,625,000	6,591,875
Venture CLO, Ser 2017-28AA, Cl SUB 10/20/29 (B)(C)	25,000,000	21,500,000
Venture XII CLO, Ser 2018-12A, Cl ERR 7.811%, VAR ICE LIBOR USD 3 Month+5.500% 02/28/26 (B)	8,400,000	8,064,000
Venture XXVIII CLO, Ser 2017-28A, Cl SUB 07/20/30 (B)(C)	27,438,000	23,596,680

		1,258,595,942

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2018

Description	Par Value	Fair Value

IRELAND — 28.3%
ABPCI Direct Lending Fund CLO I, Ser 2016-1A, Cl B 8.268%, VAR ICE LIBOR USD 3 Month+5.920% 12/22/28 (B)	$15,850,000	$15,961,108
Battalion CLO, Ser 2014-5A, Cl SUB 04/17/26 (B)(C)	33,031,000	4,954,650
Battalion CLO VII, Ser 2017-8A, Cl D1R 9.333%, VAR ICE LIBOR USD 3 Month+7.000% 07/18/30 (B)	23,994,000	24,190,751
Battalion CLO X, Ser 2016-10A, Cl SUB 01/24/29 (B)(C)	25,270,000	22,237,600
Benefit Street Partners CLO I, Ser 2012-IA, Cl SUB 10/15/23 (B)(C)	8,650,000	367,625
Benefit Street Partners CLO II, Ser 2013-IIA, Cl SUB 07/15/24 (B)(C)	23,450,000	14,480,375
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB 01/15/29 (B)(C)	35,364,000	27,053,460
Carlyle Global Market Strategies CLO, Ser 2012-1A, Cl SUB 04/20/22 (B)(C)	1,400,000	3,500
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB 01/15/26 (B)(C)	24,125,000	22,255,312
Cerberus Loan Funding XVI, Ser 2016-2A, Cl E 9.339%, VAR ICE LIBOR USD 3 Month+7.000% 11/17/27 (B)	10,500,000	10,340,925
Cerberus Loan Funding XVIII, Ser 2017-1A, Cl E 9.186%, VAR ICE LIBOR USD 3 Month+6.750% 04/15/27 (B)	18,000,000	17,053,560
Cerberus Onshore II CLO, Ser 2016-1A, Cl A1T 4.489%, VAR ICE LIBOR USD 3 Month+2.150% 09/07/26 (B)	432,480	432,644
Cerberus Onshore II CLO, Ser 2016-1A, Cl E 9.636%, VAR ICE LIBOR USD 3 Month+7.200% 09/07/26 (B)	12,500,000	12,331,000
CVP Cascade CLO, Ser 2014-2A, Cl D 7.133%, VAR ICE LIBOR USD 3 Month+4.800% 07/18/26 (B)	2,462,000	2,314,526
CVP Cascade CLO, Ser 2014-2A, Cl E 8.133%, VAR ICE LIBOR USD 3 Month+5.800% 07/18/26 (B)	8,000,000	7,100,800
Figueroa CLO, Ser 2013-1I, Cl SUB 03/21/24 (C)	17,500,000	1,050
Figueroa CLO, Ser 2013-2A, Cl SUB 06/20/27 (B)(C)	12,967,000	5,896,095
Garrison Funding, Ser 2016-2A, Cl A1T 4.522%, VAR ICE LIBOR USD 3 Month+2.200% 09/29/27 (B)	18,252,000	18,270,800
Garrison Funding, Ser 2016-2A, Cl C 8.322%, VAR ICE LIBOR USD 3 Month+6.000% 09/29/27 (B)	9,466,000	9,498,563
Golub Capital Partners CLO, Ser 2017-35A, Cl E 8.969%, VAR ICE LIBOR USD 3 Month+6.500% 07/20/29 (B)	13,575,000	13,473,188
ICE Global Credit CLO, Ser 2013-1A, Cl C1 4.750%, 04/20/24 (B)	24,500,000	24,267,250
ICE Global Credit CLO, Ser 2013-1A, Cl D 5.650%, 04/20/24 (B)	18,125,000	17,615,688
ICE Global Credit CLO, Ser 2013-1A, Cl INC(C) 04/20/24 (B)(C)	12,500,000	6,875,000
Ivy Hill Middle Market Credit Fund, Ser 2017-12A, Cl D 9.908%, VAR ICE LIBOR USD 3 Month+7.560% 07/20/29 (B)	20,790,000	20,752,578
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB 07/20/29 (B)(C)	4,200,000	4,078,200
JFIN CLO, Ser 2017-1A, Cl C 5.287%, VAR ICE LIBOR USD 3 Month+2.800% 04/24/29 (B)	3,265,000	3,281,325
JFIN CLO, Ser 2017-1A, Cl D 5.942%, VAR ICE LIBOR USD 3 Month+3.600% 04/24/29 (B)	5,485,000	5,495,284
JFIN CLO, Ser 2017-1A, Cl E 8.837%, VAR ICE LIBOR USD 3 Month+6.350% 04/24/29 (B)	10,500,000	10,395,000
JFIN MM CLO, Ser 2014-1A, Cl C 5.008%, VAR ICE LIBOR USD 3 Month+2.660% 04/20/25 (B)	2,187,500	2,187,500
JFIN MM CLO, Ser 2014-1A, Cl D 5.698%, VAR ICE LIBOR USD 3 Month+3.350% 04/20/25 (B)	14,990,000	14,990,000
JFIN MM CLO, Ser 2014-1A, Cl E 8.848%, VAR ICE LIBOR USD 3 Month+6.500% 04/10/25 (B)	12,500,000	12,500,000

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2018

Description	Par Value	Fair Value

JFIN Revolver CLO, Ser 2017-5A, Cl B 5.300%, 04/20/24 (B)	$19,000,000	$19,000,000
JFIN Revolver CLO, Ser 2017-5A, Cl C 7.150%, 04/20/24 (B)	14,500,000	14,500,000
Longfellow Place CLO, Ser 2017-1A, Cl FRR 10.936%, VAR ICE LIBOR USD 3 Month+8.500% 04/15/29 (B)	7,362,500	7,118,801
Neuberger Berman CLO XVII, Ser 2014-17A, Cl SUB 04/22/29 (B)(C)	5,900,000	3,038,500
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl D 7.590%, VAR ICE LIBOR USD 3 Month+5.100% 10/25/28 (B)	1,666,000	1,667,183
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl E 10.240%, VAR ICE LIBOR USD 3 Month+7.750% 10/25/28 (B)	23,142,000	23,204,483
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl SUB 10/25/28 (B)(C)	32,718,000	26,010,810
NewStar Clarendon Fund CLO, Ser 2015-1A, Cl E 8.385%, VAR ICE LIBOR USD 3 Month+6.050% 01/25/27 (B)(D)	23,726,000	23,055,978
OCP CLO, Ser 2012-2A, Cl SUB 11/22/25 (B)(C)	18,445,000	9,467,819
OCP CLO, Ser 2017-4A, Cl ER 10.337%, VAR ICE LIBOR USD 3 Month+7.850% 04/24/29 (B)	8,250,000	7,961,580
Shackleton CLO, Ser 2014-6A, Cl SUB 07/17/26 (B)(C)	23,850,000	71,550
TCP Waterman CLO, Ser 2016-1A, Cl B 5.575%, 12/15/28	6,000,000	6,008,880
Valhalla CLO, Ser 2004-1A, Cl EIN 08/01/20 (B)	6,500,000	1,298,700
Venture CDO, Ser 2016-25A, Cl SUB 04/20/29 (B)(C)	11,620,000	10,138,450
Venture CDO, Ser 2017-10A, Cl ERR 9.098%, VAR ICE LIBOR USD 3 Month+6.750% 04/20/27 (B)	11,062,500	11,069,414
Venture CLO, Ser 2017-10A, Cl FRR 10.848%, VAR ICE LIBOR USD 3 Month+8.500% 04/20/27 (B)	4,750,000	4,690,625
Venture X CDO, Ser 2012-10A, Cl SUB 04/20/27 (B)(C)	16,562,000	10,268,440
Venture XXVI CLO, Ser 2017-26A, Cl SUB 01/20/29 (B)(C)	10,526,000	8,578,690
Zohar CDO, Ser 2007-3A, Cl A2 2.150%, VAR ICE LIBOR USD 3 Month+0.550% 04/15/19 (B)(D)	90,000,000	18,225,000
Zohar CDO, Ser 2007-3A, Cl A3 2.350%, VAR ICE LIBOR USD 3 Month+0.750% 04/15/19 (B)	56,000,000	5,600,000

		561,630,260

JERSEY — 1.2%
Saranac CLO V, Ser 2013-1A, Cl ER 10.035%, VAR ICE LIBOR USD 3 Month+7.700% 07/26/29 (B)	18,000,000	18,022,500
Saranac CLO VII, Ser 2014-2A, Cl ER 9.042%, VAR ICE LIBOR USD 3 Month+6.720% 11/20/29 (B)	5,000,000	4,800,000

		22,822,500

UNITED STATES — 6.2%
Cathedral Lake CLO V Warehouse Note (C)	27,221,833	27,221,833
Ivy Hill IV 07/03/21 (C)(D)	85,000,000	79,900,000
NewStar Exeter Fund CLO, Ser 2015-1A, Cl E 9.548%, VAR ICE LIBOR USD 3 Month+7.200% 01/20/27 (B)	9,000,000	8,583,120
Venture CLO (C)	6,176,667	6,176,667

		121,881,620

Total Asset-Backed Securities (Cost $1,896,502,496)		2,027,010,536

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2018

Description	Shares	Fair Value

CASH EQUIVALENT (E) (F) — 1.3%

UNITED STATES — 1.3%
SEI Daily Income Trust Government Fund, Cl F, 1.850%	26,613,039	$26,613,039

Total Cash Equivalent (Cost $26,613,039)		26,613,039

Total Investments — 103.6% (Cost $1,923,115,535)		$2,053,623,575

Percentages based on Limited Partners’ Capital of $1,982,488,381.

Transactions with affiliated funds during the period ended September 30, 2018 are as follows:

Value of Shares Held	Purchases	Proceeds	Realized	Value of Shares Held	Dividend
as of 12/31/2017	at Cost	from Sales	Gain (Loss)	as of 9/30/2018	Income

$94,848,109	$474,256,049	($542,491,119)	$—	$26,613,039	$586,775

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Ser — Series

VAR — Variable

(A)	Securities considered illiquid. The total value of such securities as of September 30, 2018 was $2,027,010,536 and represented 102.3% of Partners’ Capital.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended. At September 30, 2018, the market value of Rule 144A positions amounted to $1,646,978,612 or 83.1% of Limited Partners’ Capital.

(C)	Represents equity/residual tranche investments in which estimated effective yields are applied.
(D)

Security fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of September 30, 2018 was $121,180,978 and represented 6.1% of Limited Partners’ Capital.

(E)	Rate shown is the 7-day effective yield as of September 30, 2018.
(F)	Investment in affiliated security.

Various inputs are used in determining the fair value of investments. For more information on valuation inputs and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$—	$—	$2,027,010,536	$2,027,010,536
Cash Equivalent	26,613,039	—	—	26,613,039

Total Investments in Securities	$26,613,039	$—	$2,027,010,536	$2,053,623,575

(1)    Of the $2,027,010,536 in Level 3 securities as of September 30, 2018, $1,905,829,558 was valued via dealer quotes.

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2018

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Asset-Backed Securities
Beginning balance as of January 1, 2018	$1,839,575,720
Accrued discounts/premiums	(2,873,274)
Realized gain/(loss)	74,576,899
Change in unrealized appreciation/(depreciation)	26,829,263
Proceeds from sales	(647,108,181)
Purchases	736,010,109

Ending balance as of September 30, 2018	$2,027,010,536

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$26,433,030

For the period ended September 30, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. Transfers, if any, are recognized at year end.

Amounts designated as “—” are $0 or have been rounded to $0.

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Structured Credit Fund, LP

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: November 28, 2018

By (Signature and Title)	/s/ Jim Hoffmayer
Jim Hoffmayer, Treasurer

Date: November 28, 2018